Subsidiaries with material non-controlling interest - Statements of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	$ 867,888	$ 1,150,715	$ 1,237,642
Net profit (loss)	(28,459)	(11,654)	64,435
Attributable to non-controlling interests	(16,251)	1,791	3,612
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	299,252	332,298	322,653
Net profit (loss)	(32,855)	6,305	10,386
Attributable to non-controlling interests	(13,432)	2,880	4,246
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	43,520	96,611	165,319
Net profit (loss)	(19,364)	(13,519)	(12,795)
Attributable to non-controlling interests	(9,090)	(6,346)	(6,006)
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	22,297	20,385	20,739
Net profit (loss)	15,715	14,168	14,568
Attributable to non-controlling interests	6,286	5,667	5,827
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	0	0	0
Net profit (loss)	(48)	(1,369)	(1,515)
Attributable to non-controlling interests	(14)	(410)	(454)
Other minor subsidiaries [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Revenues	0	0	0
Net profit (loss)	(17)	0	386
Attributable to non-controlling interests	$ (1)	$ 0	$ (1)